Montgomery, McCracken, Walker & Rhoads, llp attorneys at law
123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620

February 26, 2010

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	New Alternatives Fund, Inc.
1933 Act Registration No. 002-74436
1940 Act Registration No. 811-03287

Ladies and Gentlemen:

On behalf of New Alternatives Fund, Inc. (the “Fund”), attached herewith for filing pursuant to paragraph (a) (1) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 31 to the Fund’s Registration Statement on Form N-1A (“PEA No. 31”).  PEA No. 31 is being filed to comply with the Commissions recent revisions to Form N-1A.

On or before the effective date of PEA No. 31, the Fund shall file a new post-effective amendment to its Registration Statement on Form N-1A pursuant to paragraph (b) of Rule 485 under the 1933 Act to: (i) incorporate by reference the audited financial information for the Fund for its most recent fiscal year ended December 31, 2009; (ii) add appropriate exhibits and consents (if any); and (iii) respond to any material comments from the Commission.

Questions concerning PEA No. 31 may be directed to Terrance James Reilly at (215) 772-7318, or in his absence, Laura Anne Corsell at (215) 772-7598.

Very truly yours,

/s/ TERRANCE JAMES REILLY
Terrance James Reilly

cc:	Daniel Barnes
Laura Anne Corsell, Esq.
Geneve McCoy

Enclosure

A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA
LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER